Share-Based Payment	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 17: SHARE-BASED PAYMENT

a.	Shares reserved for Employee Stock Option Plan of Parent Company:

INX’s board of directors adopted the INX Limited Share Ownership and Award Plan (2021) on February 22, 2021, as amended from time to time (the “Share Ownership and Award Plan” or the “INX Plan”), and INX shareholders approved the INX Plan on March 18, 2021.

In connection with the Transaction (see Note1), the INX Plan was terminated and replaced by the Parent Company Omnibus Equity Incentive Compensation Plan (the “Plan”). The Plan provides for grants of options to purchase the Parent Company’s common shares and restricted share units to employees, directors and service providers of the Company. The Plan includes U.S. and Israeli appendices that further specify the terms and conditions of grants of options and restricted share units to such grantees.

Upon closing of the Transaction, Awards granted pursuant to the INX Plan were exchanged for equivalent awards under the Plan. As of closing of the Transaction, 25,352,832 common shares of the Parent Company were authorized for issuance pursuant to the Plan.

On June 27, 2024, the Parent Company shareholders approved further increase of the common shares reserved for the purpose of the Plan. Subject to certain capitalization adjustments, the aggregate number of common shares that may be issued pursuant to share awards under the Plan may not exceed 49,192,357 common shares of the Parent Company.

b.	During the years ended December 31, 2024, and 2023, the activity related to stock options under the Parent Company Plan was as follows:

	2024		2023
	Number of Stock Options	Weighted average exercise price	Number of Stock Options	Weighted average exercise price

Balance as of January 1	27,775,946	$0.46	24,864,535	$0.55
Granted	13,826,046	0.09	6,847,185	0.08
Forfeited	(7,065,822)	0.44	(877,060)	0.58
Exercised	(2,899,683)	0.05	(3,058,714)	-
Balance as of December 31	31,636,487	$0.35	27,775,946	$0.46
Stock options exercisable at the end of year	11,551,492	$0.59	16,488,779	$0.29

The weighted average fair value of the options granted during the years ended December 31, 2024, and 2023, based on the exercise price as of the grant date, was at $0.09 and $0.12 per option, respectively

c.	The table below summarizes the assumptions that were used to estimate the fair value of the above options granted under the Plan using the Black- Scholes option pricing model:

	December 31, 2024	December 31, 2023

Expected term (years)	10	10
Expected volatility	87.40% - 101.50%	86.22% - 87.05%
Exercise price	$0.07-0.30	$0.0-0.14
Risk-free interest rate	3.142% -3.609%	2.886% -3.684%
Dividend yield	-	-
d.	Share options and restricted stock of the Parent Company granted to employees, directors and service providers under the Plan during the years ending on December 31, 2024, and 2023:

1.	On January 19, 2023, certain employees, directors and service providers received 1,996,430 restricted common share units of the Company at cashless basis. Restricted share units shall vest over the period of one year, with 1/12 of the award vesting at the beginning of each calendar month, and all shares fully vested on January 19, 2024.

2.	On January 19, 2023, an officer, through his wholly owned entity, and a service provider, received 912,721 restricted common shares of the Company at cashless basis. All shares shall fully vest on January 31, 2025.

3.	On May 12, 2023, the Company granted certain employee’s options to purchase 3,418,034 common shares of the Company at CAD 0.170 ($0.13), a price per share equal to the fair value per share at the effective date of the grant. Options shall vest evenly over the period of 4 years with the first anniversary on May 12, 2024, and all options fully vested on May 12, 2027.

4.	On November 19, 2023, the Company granted one employee options to purchase 520,000 common shares of the Company at CAD 0.185 ($0.14), a price per share equal to the fair value per share at the effective date of the grant. Options shall vest evenly over the period of 4 years with the first anniversary on November 19, 2024, and all options fully vested on November 19, 2027.

5.	On January 8, 2024, a key officer, through his wholly owned entity, was awarded 2,337,212 restricted share units. All shares shall fully vest on January 8, 2028.

6.	On January 8, 2024, the Company committed to grant options to each of its five independent directors to purchase 467,442 common shares (total of 2,337,210) of the Company at CAD 0.30 ($0.23), a price per share equal to the fair value per share at the date of the commitment to grant the options. Options shall vest evenly over the period of over 4 years, commencing as of the later of: (i) the date in which the independent director commenced to serve as the board member; and (ii) January 10, 2022.

7.	On January 8, 2024, the Company granted certain employees and a service provider option to purchase 1,519,388 common shares of the Company at a price per share equal to the fair value per share at the effective date of the grant at a price of CAD 0.30 ($0.22), with the vesting period over 4 years.

8.	On May 26, 2024, the Company granted certain employees and a service provider option to purchase 4,477,694 common shares of the Company at a price per share equal to the fair value per share at the effective date of the grant at a price of CAD 0.1 ($0.074), with the vesting period over 4 years.

9.	On May 26, 2024, a key officer, through his wholly owned entity, was awarded 471,336 restricted share units. All shares shall fully vest on May 26, 2028.

10.	On December 17, 2024, the Company granted certain employees and a service provider option to purchase 434,000 common shares of the Company at a price per share equal to the fair value per share at the effective date of the grant at a price of CAD 0.07 ($0.052), with the vesting period over 4 years.

11.	On December 17, 2024, certain employees, directors and service providers received 2,249,206 restricted common share units of the Company at cashless basis. Restricted share units shall vest over the period of 4 year, and all shares fully vested on December 17, 2028.

e.	For the years ended December 31, 2024, 2023 and 2022, the Company recorded share-based compensation expense of $1,212, $2,724 and $1,135, respectively, related to stock options and restricted stock units granted under the Plan.